Share capital	12 Months Ended
Apr. 30, 2026
Share capital
11.	Share capital

	Number of shares	Par value	Authorized share capital
		USD	USD
Authorized share capital
Ordinary shares of USD0.000025 each	20,000,000,000	0.000025	500,000

	Number of shares	SGD	USD
Issued and paid-up share capital
Balance as of May 1, 2024 and April 30, 2025	33,350,000	1,088	854
Issuance of ordinary shares for initial public offering, net of related expenses	1,650,000	53	42
Balance as of April 30, 2026	35,000,000	1,141	896

The Company has an initial authorized share capital of USD500,000 divided into 500,000,000 ordinary shares of par value US$0.001 per share. On May 27, 2025, for purposes of recapitalization in anticipation of the initial public offering, the Company amended its memorandum of association to effect a 1:40 forward share split and changed the authorized share capital to USD500,000 divided into 20,000,000,000 ordinary shares with a par value of USD0.000025 each.

As disclosed in Note 1, upon completion of the reorganization and subsequent recapitalization by principal of common control, as of April 30, 2025, 33,350,000 ordinary shares are issued and outstanding.

On August 13, 2025, the Company completed its initial public offering (“IPO”). In this offering, the Company issued 1,650,000 ordinary shares at a price of USD4.00 per share. The Company received net proceeds in the amount of SGD7,496,084 (USD5,884,820) after deducting underwriting discounts or expenses, paid IPO costs of SGD370,432 (USD290,808) and capitalized deferred IPO costs of SGD1,049,720 (USD824,085), net of accrued professional fees of SGD588,785 (USD462,227). The ordinary shares began trading on August 13, 2025 on the Nasdaq Capital Market under the ticker symbol “MAGH”.

The fully paid ordinary shares carry one vote per share and carry a right to dividends as and when declared by the Company.